Financial Liabilities (Schedule of Weighted Average Assumptions of Warrants) (Details) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Risk-free interest rate (%)	2.12%	1.34%
Expected volatility (%)	64.30%	64.60%
Expected life in years	7	6
Warrants [member]
Disclosure of financial liabilities [line items]
Risk-free interest rate (%)	1.86%	1.68%
Expected volatility (%)	60.10%	55.30%
Expected life in years	0.35	0.38